Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
South Africa
Pension benefits
Percentage of members electing to transfer to the defined contribution section of the pension fund	99.00%
Ordinary shares included in the plan assets		1,161,107		2,080,908
Value of ordinary shares included in the plan assets		R 188		R 160
Value of property occupied included in the plan assets		R 1,583		R 1,589
Pension fund assets
Equities	53.00%		55.00%
Resources	8.00%		6.00%
Industrials	4.00%		4.00%
Consumer discretionary	9.00%		11.00%
Consumer staples	5.00%		6.00%
Healthcare	3.00%		4.00%
Information technologies	7.00%		7.00%
Telecommunications	3.00%		3.00%
Utilities	1.00%		1.00%
Financials (ex real estate)	13.00%		13.00%
Fixed interest	21.00%		17.00%
Direct property	11.00%		11.00%
Listed property	3.00%		3.00%
Cash and cash equivalents	3.00%		4.00%
Third party managed assets	6.00%		9.00%
Other	3.00%		1.00%
Total	100.00%		100.00%
United States of America
Pension fund assets
Equities	33.00%		33.00%
Resources	3.00%		3.00%
Industrials	4.00%		4.00%
Consumer discretionary	3.00%		4.00%
Consumer staples	2.00%		3.00%
Healthcare	3.00%		3.00%
Information technologies	10.00%		8.00%
Telecommunications	3.00%		3.00%
Financials (ex real estate)	5.00%		5.00%
Fixed interest	41.00%		42.00%
Direct property	5.00%		7.00%
Other	21.00%		18.00%
Total	100.00%		100.00%